Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021
Share-Based Compensation [Abstract]
Share-based payment expenses		¥ 816	¥ 1,865
Unrecognized compensation expense			¥ 748		¥ 748
Vesting period				1 year	1 year